Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Hotchkis & Wiley Large Cap Disciplined Value Fund | Hotchkis & Wiley Large Cap Disciplined Value Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	12.84%	19.00%	(4.35%)	32.47%	0.41%	29.26%	(14.74%)	18.39%	19.94%	(7.90%)
Hotchkis & Wiley Large Cap Fundamental Value Fund | Hotchkis & Wiley Large Cap Fundamental Value Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	12.81%	16.84%	(5.31%)	28.86%	(0.30%)	29.12%	(14.25%)	18.87%	19.72%	(7.77%)
Hotchkis & Wiley Mid-Cap Value Fund | Hotchkis & Wiley Mid-Cap Value Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	3.63%	19.86%	1.63%	39.19%	0.48%	12.92%	(19.29%)	7.78%	21.00%	(12.53%)
Hotchkis & Wiley Small Cap Value Fund | Hotchkis & Wiley Small Cap Value Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	5.06%	18.83%	3.03%	35.54%	(0.32%)	20.40%	(14.90%)	7.74%	20.12%	(8.91%)
Hotchkis & Wiley Small Cap Diversified Value Fund | Hotchkis & Wiley Small Cap Diversified Value Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	4.36%	16.21%	(6.35%)	35.28%	1.25%	21.66%	(14.33%)	13.75%	34.02%	(9.03%)
Hotchkis & Wiley Global Value Fund | Hotchkis & Wiley Global Value Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	9.43%	27.89%	(11.66%)	26.67%	(0.59%)	24.52%	(16.03%)	16.78%	16.41%	(6.24%)
Hotchkis and Wiley International Value Fund | Hotchkis and Wiley International Value Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	5.77%	22.92%	(5.41%)	18.14%	(2.36%)	19.96%	(18.74%)	18.19%	11.17%
International Small Cap Diversified Value Fund | International Small Cap Diversified Value Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	4.40%	20.76%	(8.68%)	16.44%
Hotchkis & Wiley Value Opportunities Fund | Hotchkis & Wiley Value Opportunities Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	11.61%	26.66%	(7.88%)	34.45%	5.35%	25.57%	(10.97%)	13.85%	19.42%	(3.33%)
Hotchkis & Wiley High Yield Fund | Hotchkis & Wiley High Yield Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	7.17%	13.08%	(9.80%)	6.72%	3.81%	9.57%	(3.41%)	8.24%	16.02%	(4.30%)
Hotchkis and Wiley Opportunities MP Fund | Hotchkis and Wiley Opportunities MP Fund Class
Prospectus [Line Items]
Annual Return [Percent]	3.91%	29.47%	(5.22%)	34.15%